UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA STATE TAX-FREE TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA STATE TAX-FREE TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA STATE TAX-FREE TRUST - USAA FLORIDA TAX-FREE INCOME FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                              USAA FLORIDA TAX-FREE
                                     INCOME Fund

                                       [GRAPHIC OF FLORIDA TAX-FREE INCOME FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                     Florida General Obligation, Puerto Rico General Obligation, or United Dominion Realty Trust.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP    Certificate of Participation

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              PCRB   Pollution Control Revenue Bond

              PRE    Prerefunded to a date prior to maturity

              RB     Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                   COUPON          FINAL     MARKET
    AMOUNT   SECURITY                                                                          RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (91.6%)

             FLORIDA (82.5%)
   $ 3,400   Alachua County Health Facilities Auth. RB, Series 1996A (INS)                     5.80%    12/01/2026    $ 3,647
     7,900   Bay County Water Systems RB, Series 2000 (INS)                                    5.70      9/01/2025      8,827
             Board of Education Public Education GO,
     6,000     Series 1998E (NBGA)                                                             5.63      6/01/2025      6,617
     5,500     Series 2000D (NBGA)                                                             5.75      6/01/2022      6,169
             Boca Raton GO,
     1,720     Series 2000                                                                     5.38      7/01/2018      1,935
     2,175     Series 2000                                                                     5.38      7/01/2019      2,446
     2,290     Series 2000                                                                     5.38      7/01/2020      2,576
             Broward County Educational Facilities Auth. (NOVA Southeastern Univ.) RB,
     2,500     Series 2000B (INS)                                                              5.75      4/01/2021      2,741
       610     Series 2002B (INS)                                                              5.75      4/01/2020        667
       645     Series 2002B (INS)                                                              5.75      4/01/2021        704
             Broward County GO,
     2,500     Series 2001A                                                                    5.25      1/01/2019      2,742
     2,500     Series 2001A                                                                    5.25      1/01/2020      2,734
     3,230     Series 2001A (INS)                                                              5.25      1/01/2021      3,520
             Broward County Housing Finance Auth. MFH RB,
     1,100     Series 1995A                                                                    7.00      2/01/2025      1,124
       995     Series 1997A-1                                                                  6.00      5/01/2032      1,038
     5,415   Collier County School Board COP (MLO), Series 2002 (INS)                          5.38      2/15/2021      5,948
     2,610   Duval County School Board COP (MLO), Series 2000 (INS)                            5.38      7/01/2019      2,856
     8,000   Escambia County Health Facilities Auth. RB, Series 1999A-2 (PRE)                  6.00     11/15/2031      9,238
       700   Gulf County School District Sales Tax RB, Series 1997 (INS)                       5.75      6/01/2017        755
             Hillsborough County IDA PCRB,
     2,000     Series 1994                                                                     6.25     12/01/2034      2,068
     4,000     Series 2002                                                                     5.50     10/01/2023      4,050
             Hillsborough County School Board COP (MLO),
     1,515     Series 2004B (INS)                                                              5.00      7/01/2015      1,675
     1,230     Series 2004B (INS)                                                              5.00      7/01/2018      1,336
       625   Hillsborough County Water Assessment RB, Series 2000 (INS)                        5.13      3/01/2020        665
     1,000   Housing Finance Agency RB, Series 1995H (NBGA)                                    6.50     11/01/2025      1,042
     4,000   Lake County School Board COP (MLO), Series 2004A (INS)                            5.00      7/01/2029      4,130
     3,000   Lee County School Board COP (MLO), Series 2002A (INS)                             5.00      8/01/2018      3,214
             Martin County Utilities System RB,
     1,120     Series 2003 (INS)                                                               5.25     10/01/2017      1,244
     1,180     Series 2003 (INS)                                                               5.25     10/01/2018      1,306
     7,175   Miami Limited Ad Valorem Tax Bonds GO, Series 2002 (INS)                          5.50      1/01/2021      8,026
     4,400   Miami-Dade County Aviation RB, Series 2000B (INS)                                 5.75     10/01/2024      4,952
     3,000   Miami-Dade County Expressway Auth. RB, Series 2000 (PRE)(INS)                     6.00      7/01/2020      3,461
             Miami-Dade County School Board COP (MLO),
     1,000     Series 2001A (PRE)(INS)                                                         5.00      5/01/2019      1,113
     1,885     Series 2001A (PRE)(INS)                                                         5.00      5/01/2020      2,098
     1,230     Series 2001A (PRE)(INS)                                                         5.13      5/01/2021      1,378
             Municipal Loan Council RB,
     1,980     Series 2001A (INS)                                                              5.25     11/01/2017      2,191
     1,000     Series 2001A (INS)                                                              5.25     11/01/2018      1,103
     2,450     Series 2003A (INS)                                                              5.25      5/01/2020      2,664
     2,000   Municipal Power Agency RB, Series 2002 (INS)                                      5.50     10/01/2018      2,248
     2,130   North Miami Health Facilities Auth. RB, Series 1996 (LOC - SunTrust Bank)         6.00      8/15/2024      2,233

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                   COUPON          FINAL     MARKET
    AMOUNT   SECURITY                                                                          RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------
             Orange County Health Facilities Auth. RB,
   $ 5,750     Series 1995                                                                     6.75%     7/01/2020   $  5,889
     8,000     Series 2002                                                                     5.75     12/01/2027      8,553
             Orlando Utilities Commission Water and Electric RB,
     1,500     Series 2002C                                                                    5.25     10/01/2022      1,637
     1,000     Series 2002C                                                                    5.25     10/01/2023      1,089
     3,000   Palm Beach County GO, Series 2001A                                                5.00      6/01/2020      3,231
     2,500   Palm Beach County Public Improvement RB, Series 2004                              5.00      8/01/2018      2,713
     7,875   Palm Beach County School Board COP, Series 2000A (PRE)(INS)                       5.88      8/01/2021      9,127
             Palm Beach County School Board COP (MLO),
     4,440     Series 2002A (INS)                                                              5.38      8/01/2018      4,924
     3,000     Series 2002C (INS)                                                              5.00      8/01/2027      3,094
     1,225     Series 2002D (INS)                                                              5.25      8/01/2020      1,334
       925     Series 2002D (INS)                                                              5.25      8/01/2022      1,002
     3,000     Series 2002D (INS)                                                              5.00      8/01/2028      3,081
     1,210   Pembroke Pines Public Improvement RB, Series 2001 (INS)                           5.50     10/01/2018      1,360
     5,000   Pinellas County Health Facilities Auth. RB, Series 2003                           5.50     11/15/2027      5,223
             Polk County Transport Improvement RB,
     1,290     Series 2000 (PRE)(INS)                                                          5.25     12/01/2018      1,460
     1,000     Series 2000 (PRE)(INS)                                                          5.25     12/01/2019      1,132
     4,000   Polk County Utility Systems RB, Series 2004A (INS)                                5.00     10/01/2030      4,129
     1,250   Riviera Beach Water and Sewer RB, Series 2004 (INS)                               5.00     10/01/2029      1,293
    11,480   Seminole County Water and Sewer RB, Series 1999 (INS)                             5.38     10/01/2022     12,590
     2,000   St. Johns County IDA RB, Series 1997A (INS)(a)                                    5.50      3/01/2017      2,268
    10,000   Tampa Bay Water Utility System RB, Series 2001A (INS)                             5.25     10/01/2019     11,007
     5,000   Tampa Utilities Tax Improvement RB, Series 1999A (INS)                            5.20     10/01/2019      5,475
     3,550   Tampa Water and Sewer RB, Series 2001B                                            5.00     10/01/2021      3,764
             Univ. of Tampa RB,
     2,250     Series 2002 (INS)                                                               5.50      4/01/2022      2,403
     1,500     Series 2002 (INS)                                                               5.50      4/01/2026      1,592
             West Orange Healthcare District RB,
     1,790     Series 1999A                                                                    5.50      2/01/2009      1,963
     1,000     Series 2001A                                                                    5.65      2/01/2022      1,052

             NEW YORK (0.8%)
             Dormitory Auth. RB,
     1,000     Series 2003B                                                                    5.25      2/15/2018      1,088
     1,000     Series 2003B                                                                    5.25      2/15/2019      1,085

             PUERTO RICO (5.2%)
     3,850   Commonwealth Public Improvement GO, Series 2003A                                  5.25      7/01/2024      4,108
     4,000   Housing Finance Auth. Capital Fund Program RB, Series 2003                        5.00     12/01/2018      4,277
     5,000   Public Buildings Auth. Government Facilities RB, Series I (NBGA)                  5.50      7/01/2022      5,493

             SOUTH CAROLINA (1.8%)
     4,750   Jobs Economic Development Auth. RB, Series 2002A (Bon Secours Health System)      5.63     11/15/2030      4,912

             U.S. VIRGIN ISLANDS (1.3%)
             Public Finance Auth. RB,
     1,000     Series 2003A (INS)                                                              5.25     10/01/2018      1,117
     1,000     Series 2003A (INS)                                                              5.25     10/01/2019      1,113
     1,000     Series 2003A (INS)                                                              5.25     10/01/2020      1,110
                                                                                                                     --------
             Total fixed-rate instruments (cost: $227,743)                                                            245,169
                                                                                                                     --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                   COUPON          FINAL     MARKET
    AMOUNT   SECURITY                                                                          RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------
             PUT BONDS (4.3%)

             FLORIDA
   $ 4,000   Coral Gables Health Facilities Auth. Hospital RB, Series 2004 (INS)               5.00%    8/15/2034    $  4,304
     7,055   Duval County Housing Finance Auth. MFH RB, Series 1995 (NBGA)                     6.75     4/01/2025       7,251
                                                                                                                     --------
             Total put bonds (cost: $11,392)                                                                           11,555
                                                                                                                     --------

             VARIABLE-RATE DEMAND NOTES (2.8%)

             FLORIDA
     5,350   Collier County Health Facilities Auth. RB,
               Series 2003C-1 (LOC - JPMorgan Chase Bank)                                      2.19     1/01/2035       5,350
     2,000   Lee Memorial Health System Hospital RB, Series 1995A                              2.18     4/01/2025       2,000
                                                                                                                     --------
             Total variable-rate demand notes (cost: $7,350)                                                            7,350
                                                                                                                     --------
             TOTAL INVESTMENTS (COST: $246,485)                                                                      $264,074
                                                                                                                     ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the
          Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2004, were $17,598,000 and $9,000, respectively, resulting in net unrealized appreciation of $17,589,000.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $267,582,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

6

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

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48468-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA STATE TAX-FREE TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.